Condensed Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Other comprehensive income, foreign currency translation adjustments, tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Other comprehensive income, unrealized gain or loss on available for sale securities, tax	$ 54	$ (996)	$ (1)	$ (996)	$ (1,096)	$ 0	$ 0